First Investors Management Company, Inc.
95 Wall Street
New York, NY  10005
212-858-8144


                                                May 3, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


                  Re:   First Investors Special Bond Fund, Inc.
                        File No. 2-66294 and 811-2981
                        ---------------------------------------

Dear Sirs:

      Pursuant to Rule 497(c) of the Securities Act of 1933, as amended (the "Act"), we hereby electronically file the definitive Prospectus dated April 28, 2000 for the above Registrant.

      Please note that the Prospectus for Registrant and First Investors Life Variable Annuity Fund A are printed as one document.

      Pursuant to Rule 497(j) of the Act, Registrant hereby certifies:

      (1) The form of Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 20 to Registrant's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

      (2) The text of Post-Effective Amendment No. 20 was filed electronically with the Commission.

                                          Very truly yours,

                                          /s/ Tammie Lee

                                          Tammie Lee
                                          Assistant Counsel